Intangible assets (Details) $ in Thousands	3 Months Ended
Mar. 31, 2026 USD ($)
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 1,029
Balance at end of period	25,027
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	204
Balance at end of period	16,232
Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	825
Balance at end of period	6,576
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	0
Balance at end of period	2,219
Costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	3,896
Acquisitions through business combinations	25,668
Effects of foreign exchange	(430)
Balance at end of period	29,134
Costs | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	1,467
Acquisitions through business combinations	17,170
Effects of foreign exchange	(289)
Balance at end of period	18,348
Costs | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	2,382
Acquisitions through business combinations	6,170
Effects of foreign exchange	(105)
Balance at end of period	8,447
Costs | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	47
Acquisitions through business combinations	2,328
Effects of foreign exchange	(36)
Balance at end of period	2,339
Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(2,867)
Amortization	1,292
Effects of foreign exchange	52
Balance at end of period	(4,107)
Accumulated depreciation | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(1,263)
Amortization	890
Effects of foreign exchange	37
Balance at end of period	(2,116)
Accumulated depreciation | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(1,557)
Amortization	326
Effects of foreign exchange	12
Balance at end of period	(1,871)
Accumulated depreciation | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(47)
Amortization	76
Effects of foreign exchange	3
Balance at end of period	$ (120)